PIMCO Funds

Supplement dated October 5, 2020 to the International Bond Funds Prospectus

dated July 31, 2020, as supplemented from time to time; and to the Statement of Additional Information dated July 31, 2020, as supplemented from time to time

Disclosure Related to the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the “Fund)

This supplement supersedes and replaces the supplement filed for the Fund on August 21, 2020.

Pursuant to a recommendation by the Fund’s investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”) previously approved a Plan of Liquidation for the Fund pursuant to which the Fund was scheduled to suspend sales on November 20, 2020 and to be liquidated on or about January 7, 2021. PIMCO subsequently reconsidered its recommendation, particularly in light of its desire to offer a diverse range of funds for different possible market scenarios given unique market conditions, and determined that it would recommend that the Fund continue its operations. Accordingly, PIMCO proposed that the Board withdraw the Plan of Liquidation. Following a determination that withdrawing the Plan of Liquidation is advisable and in the best interests of the Fund and its shareholders, the Board approved PIMCO’s proposal to withdraw the Plan of Liquidation.

Accordingly, the Fund will continue operations past January 7, 2021 and will not be liquidated. The Fund will continue to offer shares to new investors and existing shareholders, including exchanges into the Fund from other funds of the Trust or funds of PIMCO Equity Series. In addition, effective November 20, 2020, purchases of Class A shares of the Fund will be subject to initial sales charges, as applicable, and redemptions of Class A shares of the Fund purchased on or after November 20, 2020 will be subject to contingent deferred sales charges, as applicable, as if the Fund had not previously announced the prior approval of the Plan of Liquidation.

If you have any questions regarding this supplement, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated October 5, 2020 to the International Bond Funds Prospectus

Dated July 31, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund and PIMCO Emerging Markets Currency and Short-Term Investments Fund (each, a “Fund” and together, the “Funds”)

Effective October 30, 2020, the PIMCO Emerging Markets Corporate Bond Fund is jointly and primarily managed by Mohit Mittal, Yacov Arnopolin, Michal Bar and Kofi Bentsi. Accordingly, effective October 30, 2020, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mohit Mittal, Yacov Arnopolin, Michal Bar and Kofi Bentsi. Mr. Mittal is a Managing Director of PIMCO, Mr. Arnopolin is an Executive Vice President of PIMCO, and Ms. Bar and Mr. Bentsi are Senior Vice Presidents of PIMCO. Messrs. Mittal, Arnopolin and Bentsi have managed the Fund since December 2016, and Ms. Bar has managed the Fund since October 2020.

Effective October 30, 2020, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan, Ismael Orenstein and Michael Davidson. Accordingly, effective October 30, 2020, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan, Ismael Orenstein and Michael Davidson. Mr. Dhawan is a Managing Director of PIMCO, and Messrs. Orenstein and Davidson are Senior Vice Presidents of PIMCO. Mr. Dhawan has managed the Fund since October 2016, Mr. Orenstein has managed the Fund since May 2019, and Mr. Davidson has managed the Fund since October 2020.

In addition, effective October 30, 2020, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond PIMCO Emerging Markets Corporate Bond PIMCO Emerging Markets Full Spectrum Bond	Yacov Arnopolin	5/17 12/16 5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Corporate Bond	Michal Bar	10/20

Senior Vice President, PIMCO. Ms. Bar is a portfolio manager in the London office, focusing on emerging markets (EM) corporate credit. Prior to joining PIMCO in 2019, she was a portfolio manager in the Brevan Howard Macro Fund and a member in the Brevan Howard Emerging Markets Strategies Fund, contributing to the analysis, trading, portfolio construction and management of the EM corporate credit portfolio, as well as leading a team of corporate analysts. Earlier in her career, Ms. Bar held research roles within the main fund of Brevan Howard, with a focus on EM corporate credit and equity. She has investment experience since 2007 and holds an undergraduate degree from Syracuse University.

PIMCO Emerging Markets Corporate Bond	Kofi Bentsi	12/16

Senior Vice President, PIMCO. Mr. Bentsi is a portfolio manager in the London office, focusing on emerging market corporate bond portfolios. Prior to joining PIMCO in 2012, he was a director and senior trader at Credit Suisse, focusing on Latin American corporate credit. Previously, he was a vice president and senior trader with J.P. Morgan, and an executive director and senior trader with Morgan Stanley. He has investment experience since 1996 and holds an undergraduate degree in economics from Bowdoin College.

PIMCO Emerging Markets Local Currency and Bond PIMCO Emerging Markets Currency and Short-Term Investments	Michael Davidson	3/20 10/20

Senior Vice President, PIMCO. Mr. Davidson is a portfolio manager in the emerging markets group. He focuses on Eastern Europe, the Middle East and Africa and helps to manage local markets portfolios. Prior to joining PIMCO in 2017, Mr. Davidson worked as an emerging markets rates trader at HSBC and Barclays. He has trading and portfolio management experience since 2007 and holds an undergraduate degree in philosophy, politics and economics from St Catherine’s College, University of Oxford.

PIMCO Emerging Markets Currency and Short-Term Investments

PIMCO Emerging Markets Bond

PIMCO Emerging Markets Full Spectrum Bond

PIMCO Emerging Markets Local Currency and Bond

PIMCO Global Advantage® Strategy Bond

	Pramol Dhawan	10/16 6/19 5/17 8/17 10/16

Managing Director, PIMCO. Mr. Dhawan is a portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas at Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an undergraduate degree in computer science and management studies from the University of Nottingham.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Corporate Bond	Mohit Mittal	12/16

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO Emerging Markets Currency and Short-Term Investments PIMCO Emerging Markets Local Currency and Bond	Ismael Orenstein	5/19 5/19

Senior Vice President, PIMCO. Mr. Orenstein is portfolio manager in the Newport Beach office, focusing on emerging market fixed income. He is a standing member of the Emerging Markets Portfolio Committee and has served as a rotating member of the Americas Portfolio Committee and the Investment Committee. Prior to joining PIMCO in 2012, he was a portfolio manager at Santander Asset Management in Brazil. He has investment experience since 2006 and holds an MBA from NYU Stern School of Business and a bachelor’s degree in computer engineering from Instituto Militar de Engenharia in Brazil.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated October 5, 2020 to the Statement of Additional Information

dated July 31, 2020, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund and PIMCO Emerging Markets Currency and Short-Term Investments Fund

Effective October 30, 2020, the PIMCO Emerging Markets Corporate Bond Fund is jointly and primarily managed by Mohit Mittal, Yacov Arnopolin, Michal Bar and Kofi Bentsi. In addition, effective October 30, 2020, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan, Ismael Orenstein and Michael Davidson.

Accordingly, effective October 30, 2020, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Bar[6]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[6]	Effective October 30, 2020, Ms. Bar co-manages the PIMCO Emerging Markets Corporate Bond Fund ($118.1 million).

In addition, effective October 30, 2020, the following is added to the end of the paragraph immediately preceding the above table:

Effective October 30, 2020, the PIMCO Emerging Markets Corporate Bond Fund is jointly and primarily managed by Mohit Mittal, Yacov Arnopolin, Michal Bar and Kofi Bentsi, and the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan, Ismael Orenstein and Michael Davidson. Information for Ms. Bar is as of August 31, 2020.

In addition, effective October 30, 2020, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Bar[2]	PIMCO Emerging Markets Corporate Bond	None
Davidson	PIMCO Emerging Markets Currency and Short-Term Investments[3]	None

[2]	Effective October 30, 2020, Ms. Bar co-manages the PIMCO Emerging Markets Corporate Bond Fund. Information for Ms. Bar is as of August 31, 2020.

[3]

Effective October 30, 2020, Mr. Davidson co-manages the PIMCO Emerging Markets Currency and Short-Term Investments Fund. Information for Mr. Davidson regarding the PIMCO Emerging Markets and Short-Term Investments Fund is as of August 31, 2020.

Investors Should Retain This Supplement for Future Reference

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